Expense Example {- Fidelity Convertible Securities Fund} - 11.30 Fidelity Convertible Securities Fund - Retail PRO-08 - Fidelity Convertible Securities Fund - Fidelity Convertible Securities Fund	Jan. 29, 2022 USD ($)
Expense Example:
1 year	$ 68
3 years	214
5 years	373
10 years	$ 835